IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 1,671	$ (63)
Non-current assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	483	(63)
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 1,188	$ 0